Significant accounting policies - Cumulative effect of adopting IFRS15 (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
ASSETS
Prepaid expenses	€ 2,995		€ 2,338	€ 2,146	$ 2,995	$ 2,083	$ 2,338
Liabilities
Deferred revenue — non-current			1,435	10,070		1,813	1,435
Deferred revenue - current	2,161		8,635	20,136	2,161	10,907	8,635
Equity
Accumulated losses	(169,603)		(100,568)	(72,492)	(169,603)	(102,962)	$ (100,568)
Consolidated statement of profit and loss and other comprehensive income
Revenue	21,482	$ 21,482	36,415	14,713
Research and development expenses	(83,609)	(83,609)	(51,740)	(31,557)
Loss for the year and total comprehensive loss	(66,641)	(66,641)	(28,076)	(21,374)
Consolidated statement of cash flows
Operating result	(81,849)	(81,849)	(22,932)	(21,416)
Movements in Current Assets or Liabilities [Abstract]
(Increase)/decrease in other current assets	(800)	(800)	(1,093)	(2,641)
Increase/(decrease) in current deferred revenue	(8,868)	(8,868)	(11,501)	7,545
Cash flows (used in)/from operating activities	€ (53,274)	(53,274)	€ (36,546)	€ 10,599
Balances without adoption of IFRS 15
ASSETS
Prepaid expenses					3,063
Liabilities
Deferred revenue - current					1,435
Equity
Accumulated losses					(168,945)
Consolidated statement of profit and loss and other comprehensive income
Revenue		19,558
Research and development expenses		(83,421)
Loss for the year and total comprehensive loss		(68,377)
Consolidated statement of cash flows
Operating result		(83,585)
Movements in Current Assets or Liabilities [Abstract]
(Increase)/decrease in other current assets		(732)
Increase/(decrease) in current deferred revenue		(7,200)
Cash flows (used in)/from operating activities		(53,274)
Adjustments due to adoption IFRS 15
ASSETS
Prepaid expenses					68	(255)
Liabilities
Deferred revenue — non-current						378
Deferred revenue - current					(726)	2,272
Equity
Accumulated losses					$ 658	$ (2,395)
Consolidated statement of profit and loss and other comprehensive income
Revenue		(1,924)
Research and development expenses		188
Loss for the year and total comprehensive loss		(1,736)
Consolidated statement of cash flows
Operating result		(1,736)
Movements in Current Assets or Liabilities [Abstract]
(Increase)/decrease in other current assets		68
Increase/(decrease) in current deferred revenue		1,668
Cash flows (used in)/from operating activities		$ 0